Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Current trade receivables	€ 3,928	€ 4,280
Current [member]
Receivables [Line Items]
Current trade receivables	3,413	3,591
Not later than one month [member]
Receivables [Line Items]
Current trade receivables	189	251
Later than one month and not later than six months [member]
Receivables [Line Items]
Current trade receivables	224	333
Later than six months [member]
Receivables [Line Items]
Current trade receivables	€ 102	€ 105